Submission	Aug. 08, 2026
Submission [Line Items]
Central Index Key	0002056611
Registrant Name	Latigo Biotherapeutics, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES